Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
99.54%	COMMON STOCK
4.25%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,883	$865,448
	Lowe's Companies, Inc.	4,115	1,010,274
	McDonald's Corp.	3,471	921,203
			2,796,925
23.23% CONSUMER STAPLES
Archer-Daniels-Midland Co.	15,555	964,566
Brown-Forman Corp. Class B	19,461	878,859
Church & Dwight Co.	9,007	882,776
The Clorox Co.	6,585	868,759
The Coca-Cola Co.	15,850	1,057,829
Colgate-Palmolive Co.	10,851	1,076,311
Hormel Foods Corp.	27,352	878,273
The JM Smucker Co.	8,166	963,180
Kenvue, Inc.	49,621	917,492
Kimberly-Clark Corp.	7,065	954,128
McCormick & Co., Inc.	12,812	986,652
PepsiCo, Inc.	5,614	969,369
The Procter & Gamble Co.	5,951	956,683
Sysco Corp.	12,489	957,282
Target Corp.	5,772	868,166
Walmart, Inc.	16,266	1,116,498
		15,296,823
2.87% ENERGY
Chevron Corp.	5,902	947,094
Exxon Mobil Corp.	7,941	941,723
		1,888,817
11.12% FINANCIALS
Aflac, Inc.	11,477	1,094,676
Brown & Brown, Inc.	11,590	1,152,394
The Progressive Corp.	3,846	1,060,188
Cincinnati Financial Corp.	7,955	1,039,082
Franklin Resources, Inc.	37,945	867,802
S&P 500 Global, Inc.	2,326	1,127,482

Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Schedule of Investments

July 31, 2024 (unaudited)

	FINANCIALS Continued	Shares	Value
	T Rowe Price Group, Inc.	8,586	$980,607
			7,322,231
10.09%	HEALTH CARE
	Abbott Laboratories	8,934	946,468
	Abbvie, Inc.	5,669	1,050,579
	Becton Dickinson & Co.	4,101	988,587
	Cardinal Health, Inc.	9,298	937,517
	Johnson & Johnson	6,427	1,014,502
	Medtronic plc	11,824	949,704
	West Pharmaceutical Services I	2,463	754,097
			6,641,454
23.29%	INDUSTRIALS
	A O Smith Corp.	10,932	929,657
	Automatic Data Processing, Inc.	3,894	1,022,642
	Caterpillar, Inc.	2,646	916,045
	CH Robinson Worldwide, Inc.	13,663	1,216,690
	Cintas Corp.	1,442	1,101,601
	Dover Corp.	5,579	1,027,986
	Emerson Electric Co.	8,756	1,025,415
	Expeditors International of Washington, Inc.	8,501	1,061,095
	Fastenal Co.	14,237	1,007,268
	General Dynamics Corp.	3,284	980,964
	Grainger WW, Inc.	1,006	982,671
	Illinois Tool Works, Inc.	3,835	948,319
	Nordson Corp.	3,667	917,960
	Pentair plc	12,249	1,076,320
	Stanley Black & Decker, Inc.	10,592	1,118,727
			15,333,360
3.01%	INFORMATION TECHNOLOGY
	International Business Machines Corp.	5,276	1,013,731
	Roper Technologies, Inc.	1,781	970,200
			1,983,931

Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
12.05% MATERIALS
Air Products and Chemicals, Inc.	4,113	$1,085,215
Albemarle Corp.	8,416	788,327
Amcor plc	107,033	1,127,058
Ecolab, Inc.	4,376	1,009,499
Linde plc	2,160	979,560
Nucor Corp.	5,504	896,822
PPG Industries, Inc.	7,369	935,716
The Sherwin-Williams Co.	3,179	1,115,193
		7,937,390
4.83% REAL ESTATE
Essex Property Trust, Inc. REIT	3,969	1,104,811
Federal Realty Investment Trust REIT	9,343	1,043,146
Realty Income Corp. REIT	18,003	1,033,912
		3,181,869
4.80%	UTILITIES
	Atmos Energy Corp.	8,168	1,044,524
	Consolidated Edison, Inc.	10,353	1,009,625
	NextEra Energy, Inc.	14,519	1,109,106
			3,163,255
99.54%	TOTAL COMMON STOCK		65,546,055
0.59%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.200%(B)	391,102	391,102
100.13%	TOTAL INVESTMENTS		65,937,157
(0.13%)	Liabilities in excess of other assets		(88,049)
100.00%	NET ASSETS		$65,849,108

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2024 REIT - Real Estate Investment Trust.

Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Schedule of Investments

July 31, 2024 (unaudited)

SHORT INVESTMENTS

(0.19%) OPTIONS WRITTEN

Description	Number of	Notional	Exercise	Expiration
	Contracts	Amount	Price	Date	Value
(0.19%) CALL
Abbott Laboratories	22	(233,068)	105	08/02/2024 $	(3,256)
Abbvie, Inc.	12	(222,384)	185	08/02/2024	(1,932)
Aflac, Inc.	24	(228,912)	95	08/02/2024	(4,560)
Albemarle Corp.	25	(234,175)	93	08/02/2024	(9,575)
Archer-Daniels-Midland Co.	36	(223,236)	64	08/02/2024	(360)
Automatic Data Processing, Inc.	9	(236,358)	250	08/02/2024	(11,610)
Cardinal Health, Inc.	23	(231,909)	98	08/02/2024	(6,440)
Caterpillar, Inc.	7	(242,340)	350	08/02/2024	(1,862)
Chevron Corp.	15	(240,705)	160	08/02/2024	(3,540)
The Clorox Co.	17	(224,281)	134	08/02/2024	(5,355)
The Coca-Cola Co.	34	(226,916)	67	08/02/2024	(646)
Colgate-Palmolive Co.	23	(228,137)	99	08/02/2024	(1,311)
Emerson Electric Co.	20	(234,220)	117	08/02/2024	(2,060)
Exxon Mobil Corp.	20	(237,180)	117	08/02/2024	(4,760)
General Dynamics Corp.	8	(238,968)	290	08/02/2024	(7,240)
Hormel Foods Corp.	72	(231,192)	32	08/02/2024	(1,800)
International Business Machines Corp.	12	(230,568)	190	08/02/2024	(3,444)
Johnson & Johnson	14	(220,990)	160	08/02/2024	(434)
Kenvue, Inc.	123	(227,427)	18.5	08/02/2024	(2,706)
Kimberly-Clark Corp.	16	(216,080)	141	08/02/2024	(240)
Lowe's Companies, Inc.	10	(245,510)	240	08/02/2024	(7,000)
McDonald's Corp.	9	(238,860)	250	08/02/2024	(13,887)
Medtronic plc	29	(232,928)	79	08/02/2024	(4,959)
NextEra Energy, Inc.	31	(236,809)	74	08/02/2024	(7,843)
Nucor Corp.	14	(228,116)	160	08/02/2024	(4,970)
PepsiCo, Inc.	13	(224,471)	170	08/02/2024	(3,900)

Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Schedule of Investments

July 31, 2024 (unaudited)

OPTIONS WRITTEN Continued			Shares		Value
PPG Industries, Inc.	18	(228,564)	127	08/02/2024 $	(1,620)
The Procter & Gamble Co.	14	(225,064)	170	08/02/2024	(28)
S&P 500 Global, Inc.	5	(242,365)	490	08/02/2024	(900)
Target Corp.	15	(225,615)	148	08/02/2024	(4,560)
Walmart, Inc.	33	(226,512)	70	08/02/2024	(165)
					(122,963)

(0.19%) TOTAL OPTIONS WRITTEN					(122,963)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$65,546,055		$65,546,055
MONEY MARKET FUND		$391,102		$391,102
TOTAL INVESTMENTS		$65,937,157		$65,937,157

OPTIONS WRITTEN		$ (122,963)		$(122,963)
The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $47,450,400, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$18,522,762
		Gross unrealized depreciation		(158,967)
		Net unrealized appreciation		$18,363,794